4 SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Notes
4 SEGMENTED INFORMATION

4          SEGMENTED INFORMATION

IFRS 8 “Operating Segments” defines an operating segment as i) a component of an entity that engages in business activities from which it may earn revenues and incur expenses; ii) whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance; and iii) for which discrete financial information is available.

The Company’s management and chief operating decision maker reviews performance of the Company on a consolidated basis and has integrated its products and services as one operating segment, which provides a full suite of mobile marketing and loyalty services in the United States, Ireland and internationally.

Geographic information

The Company has one operating segment, which provides a full suite of mobile marketing and loyalty services in the United States, Ireland and internationally.

For the Company’s geographically segmented non-current assets (equipment and intangible assets, including goodwill), the Company has allocated based on location of assets as follows:

	December 31, 2017	December 31, 2016

United States	$ 5,950,539	$ 6,869,660
Ireland	1,386,645	1,241,297
International	1,194,119	822,598
Total	$ 8,531,303	$ 8,933,555

For the Company’s geographically segmented revenue, the Company has allocated revenue based on the location of the customer, as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015

United States	$ 10,915,948	$ 9,134,602	$ 10,129,362
Ireland	838,422	855,846	1,110,136
International	1,124,649	1,233,279	650,733
Total	$ 12,879,019	$ 11,223,727	$ 11,890,231